United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, January 26, 2010
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   $  227,746(X 1000)


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											Form 13-F INFORMATION TABLE


									Value	Shares/		SH/	Put/	Inv.	Other	Vtg. Auth.
Name of Issuer			Title of Class		Cusip		x$1000	Prn Amt 	PRN	Call	Dis	Mgrs.	Sole

ADVANCED MICRO DEVICES  note	5.75% 8/15/12		007903AN7	386	391000		PRN		sole		391000
AGRIUM INC			com			008916108	6150	100000		SH		sole		100000
ALPHA NATURAL RESOURCES INC	com			02076X102	4776	110100		SH		sole		110100
AMKOR TECHNOLOGY INC		com			031652100	11694	1633300		SH		sole		1633300
ARCH COAL INC			com			039380100	3024	135900		SH		sole		135900
BARRICK GOLD CORP		com			067901108	5907	150000		SH		sole		150000
BUCYRUS INTL NEW CL A		com			118759109	5490	97400		SH		sole		97400
CLEVELANDS CLIFFS INC-W/RTS 	com			18683K101	7476	162200		SH		sole		162200
FLUOR CORP NEW			com			343412102	4549	101000		SH		sole		101000
FREEPORT MCMORAN COP GLD CL B	com			35671D857	4817	60000		SH		sole		60000
GASTAR EXPLORATION LTD		com new			367299203	3623	756406		SH		sole		756406
Global Crossing LTD note	5% 5/15/11		37932JAA1	980	1000000		PRN		sole		1000000
GOODRICH PETROLEUM CORP NEW	com new			382410405	4627	190000		SH		sole		190000
HORSEHEAD HOLDING CORP		com			440694305	9053	710000		SH		sole		710000
HUNTSMAN CORP			com			447011107	6774	600000		SH		sole		600000
JOY GLOBAL INC			com			481165108	2321	45000		SH		sole		45000
KINROSS GOLD CORPORATION	com no par		496902404	3680	200000		SH		sole		200000
Level 3 Communications Inc note	10% 5/1/11		52729NBE9	774	750000		PRN		sole		750000
MARINER ENERGY INC		com			56845T305	3194	275100		SH		sole		275100
MARKET VECTORS ETF TR  		gold miner ETF		57060U100	9242	200000		SH		sole		200000
MARKET VECTORS ETF TR 		jr gold mines		57060U589	3604	140000		SH		sole		140000
MASSEY ENERGY CORP		com			576206106	6037	143700		SH		sole		143700
MCDERMOTT INTERNATIONAL INC	com			580037109	6963	290000		SH		sole		290000
MCMORAN EXPLORATION COMPANY	com			582411104	4010	500000		SH		sole		500000
MICRON TECHNOLOGY INC		com			595112103	11326	1072500		SH		sole		1072500
PETROQUEST ENERGY INC		com			716748108	4904	800000		SH		sole		800000
POTASH CORP OF SASKATCHEWAN	com			73755L107	4883	45000		SH		sole		45000
POWERSHS DB MULTI SECT COMM 	db agricult fd		73936B408	5288	200000		SH		sole		200000
QUANTA SERVICES INC		com			74762e102	2084	100000		SH		sole		100000
SANMINA SCI CORPORATION NEW	com			800907206	15755	1428400		SH		sole		1428400
SPRINT NEXTEL CORPORATION	com ser 1		852061100	7320	2000000		SH		sole		2000000
UNISYS CORP FMRLY BURROUGHS 	com			909214306	14618	379088		SH		sole		379088
UTSTARCOM INC			com			918076100	6242	2850000		SH		sole		2850000
COMPANHIA VALE DO RIO DOCE 	sponsored adr		91912e105	7336	252700		SH		sole		252700
WARREN RES INC COM		com			93564A100	4410	1800000		SH		sole		1800000
YAMANA GOLD INC			com			98462Y100	8535	750000		SH		sole		750000
CHIPMOS TECHNOLOGIES BERMUDA 	shs			G2110R106	2725	3838067		SH		sole		3838067
SEAGATE TECHNOLOGY HOLDINGS	shs			G7945J104	5228	287400		SH		sole		287400
FOSTER WHEELER LTD NEW		shs new			H27178104	5888	200000		SH		sole		200000
TRANSOCEAN LTD US LISTED	reg shs			H8817H100	2053	24800		SH		sole		24800

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